Unaudited Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Preferred stock, par value per share	$ 0	$ 0
Preferred stock, shares authorized	20,000,000.0	20,000,000.0
Preferred stock, shares issued	0	0
Common stock, par value per share	$ 1.25	$ 1.25
Common stock, shares authorized	1,200,000,000	1,200,000,000
Common stock, shares issued	378,600,000	378,600,000
Common stock held in treasury, at cost - 46.8 and 41.6 million shares as of December 31, 2024 and 2023, respectively	46,800,000	41,600,000